Note 14 - Financial Instruments - Fair Value of Company's Investments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Derivative asset, current	$ 196,627	$ 1,437,398
Derivative liabilities, current	1,287,720	0
Derivatives	17,769	0
Derivative asset, noncurrent	0	705,970
Interest Rate Swap [Member]
Derivative asset, current	196,627	1,396,568
Derivatives	17,769	0
Derivative asset, noncurrent	0	705,970
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset, current	0	0
Derivatives	0
Derivative asset, noncurrent		0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative asset, current	196,627	1,396,568
Derivatives	17,769
Derivative asset, noncurrent		705,970
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative asset, current	0	0
Derivatives	0
Derivative asset, noncurrent		0
Freight Forward Agreements [Member]
Derivative asset, current	0	40,830
Derivative liabilities, current	1,287,720	0
Forward Freight Agreement [Member]
Derivative asset, current		40,830
Forward Freight Agreement [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative asset, current		$ 40,830
Derivative liabilities, current	$ 1,287,720